Biological assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of biological assets

	Current		Non-current
	Live animals
	Total		Live animals		Forests		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Beginning balance	3,151,551	2,899,921	1,301,971	1,093,545	347,162	320,937	1,649,133	1,414,482
Additions/Transfer	27,098,935	28,453,575	710,121	677,234	72,576	60,489	782,697	737,723
Changes in fair value (1)	2,959,703	3,920,825	(380,608)	(221,705)	187,736	33,840	(192,872)	(187,865)
Harvest	-	-	-	-	(48,410)	(67,546)	(48,410)	(67,546)
Write-off	-	-	-	-	(15,966)	(558)	(15,966)	(558)
Transfer between current and non-current	284,002	267,021	(284,002)	(267,021)	-	-	(284,002)	(267,021)
Transfer to inventories	(30,727,668)	(32,344,487)	-	-	-	-	-	-
Exchange variation	(71,052)	(49,156)	(37,316)	(21,437)	-	-	(37,316)	(21,437)
Monetary correction by Hyperinflation	6,693	3,852	5,052	41,355	-	-	5,052	41,355
Ending balance	2,702,164	3,151,551	1,315,218	1,301,971	543,098	347,162	1,858,316	1,649,133

(1)	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,390,550 (R$1,214,002 in the same period of the previous year).